UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07109

Morgan Stanley Insured Municipal Securities

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: October 31, 2008

Date of reporting period: April 30, 2008

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Insured Municipal Securities performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Trust’s financial statements and a list of Trust investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Trust will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by the Trust will decline and, therefore, the value of the Trust’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust.
Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

Fund Report
For the six months ended April 30, 2008

Market Conditions

The six-month period under review was marked by disrupted credit markets, recession fears, deterioration of the housing market, and markdowns in the mortgage market as a result of forced selling. Although the fixed income market saw some improvements in the last month of the period, many of the same concerns and problems remained.

The Federal Reserve (the ‘‘Fed’’) stepped in several times during the period to minimize the liquidity crisis. Not only did the Federal Open Market Committee reduce the target federal funds rate several times, from 4.5 percent to 2.0 percent, but in an unprecedented move, the Fed granted primary Treasury dealers (mostly brokerage firms) access to its discount window and loosened its collateral requirements, extending loans of Treasury securities in exchange for lower quality, less liquid securities. Finally, in what was most decidedly the biggest headline event, the Fed arranged and supported JPMorgan Chase’s purchase of Bear Stearns, which was viewed by many as necessary to avoid serious market repercussions had the firm failed.

The decline in short-term interest rates, coupled with the risk-averse environment during the period pushed Treasury yields lower, especially on the short end of the yield curve, causing the curve to steepen. The municipal yield curve steepened as well, with the yield differential between one-year and 30-year maturities reaching more than 300 basis points. Overall, municipal bonds underperformed their taxable counterparts as credit rating downgrades of various monoline bond insurers and the deterioration of the auction rate and variable rate markets posed additional challenges for the sector. After a record year for new municipal bond issuance in 2007, the amount of new issues coming to market in the first four months of 2008 declined.

Performance Analysis

For the six-month period ended April 30, 2008, the net asset value (NAV) of Morgan Stanley Insured Municipal Securities (IMS) decreased from $15.00 to $14.73 per share. Based on this change plus reinvestment of tax-free dividends totaling $0.33 per share and a long-term capital gain distribution of $0.025289 per share, the Trust’s total NAV return was 0.69 percent. IMS’s value on the New York Stock Exchange (NYSE) moved from $14.11 to $14.70 per share during the same period. Based on this change plus reinvestment of dividends and distributions, the Trust’s total market return was 6.83 percent. IMS’s NYSE market price was at a 0.20 percent discount to its NAV. During the fiscal period, the Trust purchased and retired 37,904 shares of common stock at a weighted average market discount of 6.91 percent. Past performance is no guarantee of future results.

Monthly dividends for the second quarter of 2008, declared in April, were unchanged at $0.055 per share. The dividend reflects the current level of the Trust’s net investment income. IMS’s level of undistributed net investment income was $0.085 per share on April 30, 2008 versus $0.104 per share six months earlier.1

Throughout the six-month period, the Trust maintained a lower interest rate sensitivity (as measured by duration*), which was implemented through the use of a U.S. Treasury futures hedge. This defensive positioning benefited performance as it helped to minimize the price declines that resulted from rising yields across the intermediate and long end of the municipal yield curve.

In terms of the Trust’s sector positioning, an overweight in the hospital/life care and tobacco sectors detracted from relative performance as spread widening in those sectors hindered returns. Conversely, an overweight in the public utility sector, particularly water and sewer bonds, benefited performance. The flight to quality that took place during the period helped boost the performance of the more solid infrastructure sectors such as utilities and the Trust’s holdings there enhanced returns.

The Trust’s procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust’s shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

[1] Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).
* A measure of the sensitivity of a bond’s price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond’s duration, the greater the effect of interest-rate movements on its price. Typically, trusts with shorter durations perform better in rising-interest-rate environments, while trusts with longer durations perform better when rates decline.

TOP FIVE SECTORS as of 04/30/08
Water & Sewer	12.6%
Other Revenue	11.4
General Obligation	10.9
Public Power	10.8
Airport	9.6

LONG-TERM CREDIT ENHANCEMENTS as of 04/30/08
MBIA	25.9%
FSA	24.1
AMBAC	22.0
FGIC	18.1
AGC	5.4
XLCA	4.2
PSF	0.3

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION as of 04/30/08
California	19.1%
New York	13.2
Illinois	9.3
Florida	8.5
Texas	8.2
Washington	5.3
Hawaii	5.1
Colorado	4.4
Michigan	3.6
District of Columbia	3.6
South Carolina	3.2
New Jersey	3.1
Massachusetts	3.1

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION as of 04/30/08 (continued)
Ohio	2.6%
Arizona	2.1
Wisconsin	1.5
Alaska	1.4
Oregon	1.2
Pennsylvania	1.0
Idaho	0.9
Connecticut	0.5
Total Long-Term Investments†	100.9
Short-Term Investment	2.2
Liability for Floating Rate Note Obligations	(3.6)
Other Assets in Excess of Liabilities	0.5
Net Assets Applicable to Common Shareholders	100.0%

† Does not include open long/short futures contracts with an underlying face amount of $56,844,330 with net unrealized appreciation of $24,634 and interest rate swap contracts with net unrealized depreciation of $35,940.
Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Top five sectors are as a percentage of total investments. Long-term credit enhancements are as a percentage of long-term investments. Summary of investments by state classification are as a percentage of net assets applicable to common shareholders. Securities are classified by sectors that represent broad groupings of related industries. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

For More Information About
Portfolio Holdings

Each Morgan Stanley trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to trust shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley trust also files a complete schedule of portfolio holdings with the SEC for the trust’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Morgan Stanley Insured Municipal Securities

Portfolio of Investments April 30, 2008 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Tax-Exempt Municipal Bonds (100.9%) Alaska (1.4%)
$1,350	Alaska Industrial Development & Export Authority, Lake Dorothy Hydroelectric Ser 2006 (AMT) (AMBAC Insd)	5.25%	12/01/26	$1,350,365
	Arizona (2.1%)
210	Arizona Certificates of Participation, Ser 2008 A (FSA Insd)	5.00	09/01/26	218,259
300	Arizona Certificates of Participation, Ser 2008 A (FSA Insd)	5.00	09/01/27	310,833
1,500	Phoenix Civic Improvement Corporation, Sr Lien Airport Ser 2002 B (AMT) (FGIC Insd)	5.75	07/01/18	1,531,575
				2,060,667
	California (19.1%)
465	Alameda County Joint Powers Authority, Ser 2008 (FSA Insd)	5.00	12/01/24	489,961
1,000	California, Ser 2007 (MBIA Insd)	4.25	08/01/33	915,830
1,605	Fontana California Unified School District, Ser 2006 B (FSA Insd)	0.00	08/01/29	524,755
2,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2005 A (FGIC Insd)	5.00	06/01/38	1,915,960
2,000	Huntington Beach Union High School District, Ser 2004 (FSA Insd)	5.00	08/01/26	2,057,139
155	Los Angeles Community Redevelopment Agency, Refg Ser 1994 A (AMBAC Insd)	6.55	01/01/27	155,172
1,000	Los Angeles Department of Water & Power, Water 2004 Ser C (MBIA Insd)	5.00	07/01/25	1,030,420
1,425	Roseville Joint Union High School District, Election Ser 2004 C (FSA Insd)	0.00	08/01/26	567,820
1,000	Sacramento County Sanitation District’s Financing Authority, Ser 2006 (FGIC Insd)	5.00	12/01/28	1,029,440
1,000	San Francisco City & County, City Buildings Ser 2007 A COPs (FGIC Insd)	4.50	09/01/37	911,970
1,000	San Francisco City & County, Laguna Honda Hospital Ser 2005 I (FSA Insd) (a)	5.00	06/15/30	1,023,770
1,600	San Jose-Evergreen Community College District, Election Ser 2004 B (FSA Insd)	0.00	09/01/30	495,216
3,500	Southern California Public Power Authority, Mangolia Power Ser A 2003 (AMBAC Insd)	5.00	07/01/21	3,596,775
2,000	University of California, Ser 2007-J (FSA Insd)	4.50	05/15/31	1,938,560
2,000	University of California, Ser 2007-J (FSA Insd)	4.50	05/15/35	1,915,460
				18,568,248

See Notes to Financial Statements

Morgan Stanley Insured Municipal Securities

Portfolio of Investments April 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Colorado (4.4%)
$1,200	Arkansas River Power Authority, Colorado, Power Ser 2006 (XLCA Insd)	5.25%	10/01/40	$1,165,032
3,000	Denver City & County, Colorado, Airport Refg Ser 2000 A (AMT) (AMBAC Insd)	6.00	11/15/18	3,066,030
				4,231,062
	Connecticut (0.5%)
475	Connecticut Health & Educational Facilities Authority, Quinnipiac University Issue Ser 2007 K-2 (MBIA Insd)	5.00	07/01/25	490,267
	District of Columbia (3.6%)
2,000	District of Columbia, National Academy of Sciences Ser 1999 A (AMBAC Insd)	5.00	01/01/19	2,052,660
425	District of Columbia Water & Sewer Authority, Refg Sub-Lien Ser 2008A (AGC Insd)	5.00	10/01/28	437,159
1,000	Metropolitan Washington Airports Authority, District of Columbia & Virginia, Ser 2004 C-1 (AMT) (FSA Insd) (b)	5.00	10/01/20	1,008,150
				3,497,969
	Florida (8.5%)
2,000	Broward County Educational Facilities Authority, Nova Southeastern University Ser 2006 (AGC Insd)	5.00	04/01/31	2,036,560
4,000	Broward County School Board, Ser 2001 A COPs (FSA Insd)	5.00	07/01/26	4,044,680
485	Florida St Mid-Bay Bridge Authority, Refg Ser 2008A (AGC Insd)	5.00	10/01/27	488,507
1,700	Jacksonville, Excise Tax Refg Ser 2002 (AMT) (MBIA Insd)	5.25	10/01/20	1,712,019
				8,281,766
	Hawaii (5.1%)
3,000	Hawaii Department of Budget & Finance, Hawaiian Electric Co Inc Refg Ser 2003 B (AMT) (XLCA Insd)	5.00	12/01/22	2,903,310
2,000	Honolulu City & County, Ser 2003 A (MBIA Insd) (a)	5.25	03/01/26	2,077,880
				4,981,190
	Idaho (0.9%)
790	Idaho Housing & Finance Association, Federal Highway Trust, Ser 2008 A (AGC Insd)	5.25	07/15/25	841,342
	Illinois (9.3%)
2,000	Chicago, O’Hare Int’l Airport Passenger Fee Ser 2001 A (AMT) (AMBAC Insd)	5.375	01/01/32	1,980,020

See Notes to Financial Statements

Morgan Stanley Insured Municipal Securities

Portfolio of Investments April 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$525	Chicago Transit Authority, Capital Grant Receipts Federal Transit Administration Section 5309 Ser 2008 (AGC Insd)	5.25%	06/01/26	$556,794
730	DuPage County Community Unit School District 200, Wheaton Warrenville Ser 2003 C (FSA Insd)	5.25	10/01/22	777,151
3,000	Illinois, First Ser 2002 (MBIA Insd)	5.375	07/01/21	3,186,990
2,500	Metropolitan Pier & Explosion Authority, McCormick Place Ser 2002 A (MBIA Insd)	5.25	06/15/42	2,557,375
				9,058,330
	Massachusetts (3.1%)
2,750	Massachusetts Development Finance Agency, SEMASS Ser 2001 A (MBIA Insd)	5.625	01/01/16	2,962,823
	Michigan (3.6%)
2,000	Detroit, Water Supply Sr Lien Ser 2001 A (FGIC Insd)	5.00	07/01/30	1,991,900
480	Ferris State University of Michigan, Refg Ser 2008 (FSA Insd)	4.50	10/01/24	482,366
560	Wayne State University of Michigan, Refg Ser 2008 (FSA Insd)	5.00	11/15/29	579,482
450	Western Michigan University, Ser 2008 (FSA Insd)	5.00	11/15/23	473,958
				3,527,706
	New Jersey (3.1%)
3,000	New Jersey Turnpike Authority, Ser 2003 A (FGIC Insd)	5.00	01/01/27	3,013,350
	New York (13.2%)
4,000	Hudson Yards Infrastructure Corporation, 2007 Ser A (MBIA Insd)	4.50	02/15/47	3,731,640
2,000	Metropolitan Transportation Authority, State Service Contract Ser 2002 A (MBIA Insd)	5.50	01/01/19	2,131,040
2,600	New York State Dormitory Authority, Hospital – FHA Insured Mtge 2004 Ser A (FSA Insd)	5.25	08/15/19	2,776,202
3,000	New York City Health & Hospitals Corporation, Health 2003 Ser B (AMBAC Insd) (c)	5.25	02/15/21	3,104,939
1,000	New York City Municipal Water Finance Authority, 2005 Ser C (MBIA Insd)	5.00	06/15/27	1,031,980
				12,775,801
	Ohio (2.6%)
1,275	Cleveland Ohio Public Power System, Ser 2008 B-2 (MBIA Insd)	0.00	11/15/26	496,651
2,000	Toledo, Waterworks Impr & Refg Ser 1999 (FGIC Insd)	4.75	11/15/17	2,054,760
				2,551,411

See Notes to Financial Statements

Morgan Stanley Insured Municipal Securities

Portfolio of Investments April 30, 2008 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Oregon (1.2%)
$1,120	Oregon State Department of Administrative Services, Ser 2005 B COPs (FGIC Insd)	5.00%	11/01/22	$1,146,723
	Pennsylvania (1.0%)
1,000	Pennsylvania Turnpike Commission, Ser A 2004 (AMBAC Insd)	5.00	12/01/34	1,019,620
	South Carolina (3.2%)
3,000	South Carolina Public Service Authority, Santee Cooper 2003 Refg Ser A (AMBAC Insd)	5.00	01/01/21	3,102,570
	Texas (8.2%)
665	Dallas Area Rapid Transit, Ser 2001 (AMBAC Insd)	5.00	12/01/26	678,081
310	Friendswood Independent School District, Ser 2008 (PSF Insd) WI	5.00	02/15/27	321,647
2,000	Houston, Combined Utility First Lien Refg 2004 Ser A (FGIC Insd)	5.25	05/15/23	2,046,680
460	Houston Community College System, Sr Lien Studend Fee Ser 2008 (FSA Insd) WI	5.00	04/15/25	480,544
1,400	Houston Hotel Occupancy, Capital Appreciation Ser 2001 B (FSA Insd)	0.00	09/01/27	484,834
2,725	North Texas Tollway Authority, Capital Appreciation Refg Ser 2008 D (AGC Insd)	0.00	01/01/29	941,187
2,000	San Antonio, Water & Refg Ser 2002 (FSA Insd)	5.00	05/15/28	2,031,360
950	San Antonio, Water & Refg Ser 2002 A (FSA Insd)	5.00	05/15/32	961,410
				7,945,743
	Washington (5.3%)
1,000	Cowlitz County, Public Utility District # 1, Production Ser 2006 (MBIA Insd)	5.00	09/01/31	1,012,170
2,000	King County, Sewer Refg 2001 (FGIC Insd)	5.125	01/01/20	2,074,940
2,010	Port of Seattle, Passenger Facility Ser 1998 A (MBIA Insd) (a)	5.00	12/01/23	2,027,280
				5,114,390
	Wisconsin (1.5%)
1,475	Wisconsin Public Power Inc, Power Supply Ser 2005 A (AMBAC Insd)	5.00	07/01/37	1,477,537
	Total Tax-Exempt Municipal Bonds (Cost $96,745,034)			97,998,880

See Notes to Financial Statements

Morgan Stanley Insured Municipal Securities

Portfolio of Investments April 30, 2008 (unaudited) continued

NUMBER OF SHARES (000)		VALUE
	Short-Term Investment (d) (2.2%) Investment Company
2,144	Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class (Cost $2,143,876)	$2,143,876
	Total Investments (Cost $98,888,910)	100,142,756

PRINCIPAL AMOUNT IN THOUSANDS
	Floating Rate Note and Dealer Trusts Obligations Related to Securities Held (−3.6%)
$(3,510)	Notes with interest rates ranging from 2.43% to 2.71% at April 30, 2008 and contractual maturities of collateral ranging from 12/01/23 to 06/15/30 (See Note 1D) (e) (Cost $(3,533,770))		(3,533,770)
	Total Net Investments (Cost $95,355,140) (f) (g)	99.5%	96,608,986
	Other Assets in Excess of Liabilities	0.5	457,625
	Net Assets Applicable to Common Shareholders	100.0%	$97,066,611

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.
AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
WI	Security purchased on a when-issued basis.
(a)	Underlying security related to inverse floater entered into by the Trust (See Note 1D).
(b)	Joint exemption in locations shown.
(c)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $259,691.
(d)	See Note 3 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class.
(e)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at April 30, 2008.
(f)	Securities have been designated as collateral in an amount equal to $24,627,404 in connection with open futures and swap contracts, securities purchased on a when-issued basis and inverse floating rate municipal obligations.
(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $2,090,431 and the aggregate gross unrealized depreciation is $836,585, resulting in net unrealized appreciation of $1,253,846.
Bond Insurance:
AGC	Assured Guaranty Corporation.
AMBAC	AMBAC Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
PSF	Texas Permanent School Fund Guarantee Program.
XLCA	XL Capital Assurance Inc.

See Notes to Financial Statements

Morgan Stanley Insured Municipal Securities

Portfolio of Investments April 30, 2008 (unaudited) continued

Futures Contracts Open at April 30, 2008:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
157	Long	Swap Future 10 Year June 2008	$17,711,563	$(17,253)
53	Long	U.S. Treasury Notes 2 Year June 2008	11,272,438	(57,657)
8	Long	U.S. Treasury Notes 5 Year June 2008	895,875	(8,505)
89	Short	U.S. Treasury Bonds 20 Year June 2008	(10,403,266)	63,542
143	Short	U.S. Treasury Notes 10 Year June 2008	(16,561,188)	44,507
		Net Unrealized Appreciation		$24,634

Interest Rate Swap Contracts Open at April 30, 2008:

COUNTERPARTY	NOTIONAL AMOUNT (000)	PAYMENTS RECEIVED BY TRUST	PAYMENTS MADE BY TRUST	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
JPMorgan Chase Bank N.A.	$6,460	Fixed Rate 5.385%	Floating Rate 0.00%@	February 14, 2018	$73,450
Bank of America N.A.	6,230	Fixed Rate 5.58	Floating Rate 0.00@	February 28, 2018	113,760
Bank of America N.A.	1,860	Fixed Rate 5.070	Floating Rate 0.00@	April 14, 2018	(1,953)
Bank of America N.A.	1,790	Fixed Rate 4.982	Floating Rate 0.00@	April 15, 2018	(7,554)
Merrill Lynch & Co.	2,385	Fixed Rate 5.00	Floating Rate 0.00@	April 15, 2018	(8,562)
JPMorgan Chase Bank N.A.	8,230	Floating Rate 0.00@	Fixed Rate 5.831	February 14, 2023	(89,872)
Bank of America N.A.	7,965	Floating Rate 0.00@	Fixed Rate 5.99	February 28, 2023	(122,103)
Bank of America N.A.	2,380	Floating Rate 0.00@	Fixed Rate 5.47	April 14, 2023	(1,571)
Bank of America N.A.	2,195	Floating Rate 0.00@	Fixed Rate 5.38	April 15, 2023	4,061
Merrill Lynch & Co.	3,080	Floating Rate 0.00@	Fixed Rate 5.395	April 15, 2023	4,404
		Net Unrealized Depreciation			$(35,940)

@	Floating rate represents USD-3 months LIBOR.

See Notes to Financial Statements

Morgan Stanley Insured Municipal Securities

Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Investments in securities, at value (cost $96,745,034)	$97,998,880
Investment in affiliate, at value (cost $2,143,876)	2,143,876
Unrealized appreciation on open swap contracts	195,675
Receivable for:
Interest	1,410,525
Dividends from affiliate	7,638
Variation margin	6,438
Investments sold	5,109
Prepaid expenses and other assets	13,739
Total Assets	101,781,880
Liabilities:
Floating rate note and dealer trusts obligations	3,533,770
Unrealized depreciation on open swap contracts	231,615
Payable for:
Investments purchased	807,082
Investment advisory fee	22,799
Administration fee	6,977
Transfer agent fee	1,018
Accrued expenses and other payables	112,008
Total Liabilities	4,715,269
Preferred shares of beneficial interest (1,000,000 shares authorized of non-participating $.01 par value, none issued).	—
Net Assets Applicable to Common Shareholders	$97,066,611
Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares authorized of $.01 par value, 6,591,387 shares outstanding)	$94,891,141
Net unrealized appreciation	1,242,540
Accumulated undistributed net investment income	558,995
Accumulated undistributed net realized gain	373,935
Net Assets Applicable to Common Shareholders	$97,066,611
Net Asset Value Per Common Share ($97,066,611 divided by 6,591,387 common shares outstanding)	$14.73

See Notes to Financial Statements

Morgan Stanley Insured Municipal Securities

Financial Statements continued

Statement of Operations

For the six months ended April 30, 2008 (unaudited)

Net Investment Income:
Income
Interest	$2,331,915
Dividends from affiliate	49,688
Total Income	2,381,603
Expenses
Investment advisory fee	132,009
Interest and residual trust expenses	77,540
Administration fee	39,114
Professional fees	24,802
Shareholder reports and notices	21,111
Custodian fees	20,371
Listing fees	9,881
Transfer agent fees and expenses	6,510
Trustees’ fees and expenses	2,935
Other	10,038
Total Expenses	344,311
Less: expense offset	(7,446)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 3)	(2,335)
Net Expenses	334,530
Net Investment Income	2,047,073
Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	532,793
Futures contracts	(161,161)
Net Realized Gain	371,632
Change in Unrealized Appreciation/Depreciation on:
Investments	(1,938,602)
Futures contracts	26,983
Swap contracts	(35,940)
Net Change in Unrealized Appreciation/Depreciation	(1,947,559)
Net Loss	(1,575,927)
Net Increase	$471,146

See Notes to Financial Statements

Morgan Stanley Insured Municipal Securities

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2008	FOR THE YEAR ENDED OCTOBER 31, 2007
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$2,047,073	$4,238,032
Net realized gain	371,632	40,987
Net change in unrealized appreciation/depreciation	(1,947,559)	(1,884,582)
Net Increase	471,146	2,394,437
Dividends and Distributions to Common Shareholders from:
Net investment income	(2,179,637)	(4,224,063)
Net realized gain	(167,390)	(243,732)
Total Dividends and Distributions	(2,347,027)	(4,467,795)
Decrease from transactions in common shares of beneficial interest	(529,004)	(1,195,627)
Net Decrease	(2,404,885)	(3,268,985)
Net Assets Applicable to Common Shareholders:
Beginning of period	99,471,496	102,740,481
End of Period
(Including accumulated undistributed net investment income of $558,995 and $691,559, respectively)	$97,066,611	$99,471,496

See Notes to Financial Statements

Morgan Stanley Insured Municipal Securities

Notes to Financial Statements April 30, 2008 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Insured Municipal Securities (the ‘‘Trust’’) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust’s investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on October 14, 1993 and commenced operations on February 28, 1994.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; (4) interest rate swaps are marked-to-market daily based upon quotations from market makers; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Trust is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are

Morgan Stanley Insured Municipal Securities

Notes to Financial Statements April 30, 2008 (unaudited) continued

recorded by the Trust as unrealized gains and losses. Upon closing of the contract, the Trust realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D.   Floating Rate Note and Dealer Trusts Obligations Related to Securities Held — The Trust enters into transactions in which it transfers to Dealer Trusts (‘‘Dealer Trusts’’), fixed rate bonds in exchange for cash and residual interests in the Dealer Trust’s assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) included the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption ‘‘floating rate note and dealer trusts obligations’ on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption ‘‘Interest Income’’ and records the expenses related to floating rate note obligations and any administrative expenses of the Dealer Trusts under the caption ‘‘Interest and residual trust expenses’’ in the Trust’s Statement of Operations. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At April 30, 2008, Trust investments with a value of $5,128,930 are held by the Dealer Trusts and serve as collateral for the $3,533,770 in floating rate note and dealer trusts obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at April 30, 2008 are presented in the Portfolio of Investments.

E.   Interest Rate Swaps — Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations. The Trust may pay or receive cash to collateralize interest rate swap contracts. This cash collateral is recorded as assets/liabilities on the Trust’s books. Any cash received may be invested in Morgan Stanley Institutional Liquidity Funds.

F.   Federal Income Tax Policy — It is the Trust’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and non taxable income to its shareholders. Therefore, no provision for federal income taxes is

Morgan Stanley Insured Municipal Securities

Notes to Financial Statements April 30, 2008 (unaudited) continued

required. The Trust files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Trust adopted the provisions of the Financial Accounting Standards Board (‘‘FASB’’) Interpretation No. 48 (‘‘FIN 48’’) Accounting for Uncertainty in Income Taxes on April 29, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Trust recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended April 30, 2008, remains subject to examination by taxing authorities.

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’), the Trust pays an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.27% to the Trust’s average weekly net assets.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Trust pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.08% to the Trust’s average weekly net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (‘‘State Street’’), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Trust.

3.   Security Transactions and Transactions with Affiliates

The Trust invests in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Trust are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class with respect to assets invested by the Trust in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class. For the six months ended April 30, 2008, advisory fees paid were reduced by $2,335 relating to the Trust’s investment in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class. Income distributions earned by the Trust are recorded as dividends from affiliate in the Statement of Operations and

Morgan Stanley Insured Municipal Securities

Notes to Financial Statements April 30, 2008 (unaudited) continued

totaled $49,688, for the six months ended April 30, 2008. During the six months ended April 30, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class aggregated $12,356,680 and $13,409,136, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2008, aggregated $9,364,285 and $9,823,343, respectively.

The Trust has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2008, included in Trustees’ fees and expenses in the Statement of Operations amounted to $1,944. At April 30, 2008, the Trust had an accrued pension liability of $45,743 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Trust has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Trust.

4.   Preferred Shares of Beneficial Interest

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The preferred shares have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

Morgan Stanley Insured Municipal Securities

Notes to Financial Statements April 30, 2008 (unaudited) continued

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

As of April 30, 2008, there were no preferred shares outstanding.

5.   Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	SHARES	PAR VALUE	CAPITAL PAID IN EXCESS OF PAR VALUE
Balance, October 31, 2006	6,713,391	$67,134	$96,548,638
Treasury shares purchased and retired (weighted average discount 5.75%)+	(84,100)	(841)	(1,194,786)
Balance, October 31, 2007	6,629,291	66,293	95,353,852
Treasury shares purchased and retired (weighted average discount 6.91%)+	(37,904)	(379)	(528,625)
Balance, April 30, 2008	6,591,387	$65,914	$94,825,227

+	The Trustees have voted to retire the shares purchased.

6.   Dividends to Common Shareholders

On April 08, 2008, the Trust declared the following dividends from net investment income:

AMOUNT PER SHARE	RECORD DATE	PAYABLE DATE
$0.055	May 23, 2008	May 30, 2008
$0.055	June 20, 2008	June 27, 2008

7.   Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Trust with the transfer agent and custodian.

8.   Purposes of and Risks Relating to Certain Financial Instruments

The Trust may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a Dealer Trusts in exchange for cash and residual interests in the Dealer Trusts. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Trust to greater risk and increased costs. Leverage may cause the Trust’s net

Morgan Stanley Insured Municipal Securities

Notes to Financial Statements April 30, 2008 (unaudited) continued

asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Trust’s portfolio securities. The use of the leverage may also cause the Trust to liquidate portfolio positions when it may not be advantageous to do so in order its obligations with respect to inverse floating rate instruments.

To hedge against adverse interest rate changes, the Trust may invest in financial futures contracts or municipal bond index futures contracts (‘‘futures contracts’’).

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Trust may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Trust expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Trust may also enter into these transactions to protect against any increase in the price of securities the Trust anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

9.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2007, the Trust had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities and mark-to-market of open futures contracts.

10.   Accounting Pronouncements

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, ‘‘ Disclosures about Derivative Instruments and Hedging Activities ’’ (‘‘FAS 161’’). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative

Morgan Stanley Insured Municipal Securities

Notes to Financial Statements April 30, 2008 (unaudited) continued

agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not been determined.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Trust’s financial statement disclosures.

Morgan Stanley Insured Municipal Securities

Financial Highlights

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED APRIL 30, 2008		FOR THE YEAR ENDED OCTOBER 31,
			2007		2006	2005	2004	2003
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$15.00		$15.30		$15.23	$15.35	$15.52	$15.81
Income (loss) from investment operations:
Net investment income(1)	0.31		0.63		0.63	0.66	0.64	0.71
Net realized and unrealized gain (loss)	(0.23)		(0.27)		0.22	(0.18)	0.17	0.04
Total income from investment operations	0.08		0.36		0.85	0.48	0.81	0.75
Less dividends and distributions from:
Net investment income	(0.33)		(0.63)		(0.63)	(0.63)	(0.74)	(0.69)
Net realized gain	(0.03)		(0.04)		(0.19)	(0.03)	(0.28)	(0.39)
Total dividends and distributions	(0.36)		(0.67)		(0.82)	(0.66)	(1.02)	(1.08)
Anti-dilutive effect of acquiring treasury shares(1)	0.01		0.01		0.04	0.06	0.04	0.04
Net asset value, end of period	$14.73		$15.00		$15.30	$15.23	$15.35	$15.52
Market value, end of period	$14.70		$14.11		$14.36	$13.80	$14.03	$14.27
Total Return(2)	6.83	% (3)	2.94%		10.37%	3.08%	5.49%	7.69%
Ratios to Average Net Assets:
Total expenses (before expense offset)	0.70	% (4)(6)(7)	0.90	% (7)	0.59%	0.50%	0.50%	0.49	% (5)
Total expenses (before expense offset, exclusive of interest and residual trust expenses)	0.54	% (4)(6)(7)	0.52	% (7)	0.51%	0.50%	0.50%	0.49	% (5)
Net investment income.	4.18	% (4)(7)	4.21	% (7)	4.19%	4.30%	4.37%	4.55%
Supplemental Data:
Net assets applicable to common shareholders, end of period, in thousands	$97,067		$99,471		$102,740	$105,971	$111,938	$116,767
Portfolio turnover rate	10	% (3)	12%		14%	17%	18%	30%

(1)	The per share amounts were computed using an average number of common shares outstanding during the period.
(2)	Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust’s dividend reinvestment plan. Total return does not reflect brokerage commissions.
(3)	Not annualized.
(4)	Annualized.
(5)	Does not reflect the effect of expense offset of 0.01%
(6)	Does not reflect the effect of expense offset of 0.02%
(7)	Reflects rebate of certain Trust expenses in connection with the investments in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Insured Municipal Securities

Revised Investment Policy (unaudited)

While the Trust’s policy is to emphasize investments in municipal obligations with longer-term maturities because generally longer-term obligations, while more susceptible to market fluctuations resulting from changes in interest rates, produce higher yields than short-term obligations, the Trust no longer expects to maintain a specific average weighted maturity of its portfolio. As a result of changes in the fixed-income and municipal marketplace, the Trust’s average portfolio maturity will vary depending upon market conditions and other factors.

Morgan Stanley Insured Municipal Securities

Morgan Stanley Advisor Closed End Funds
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor closed end funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as ‘‘personal information.’’

1.   What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

▪	We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

▪	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

▪	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

▪	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

▪	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of

Morgan Stanley Insured Municipal Securities

Morgan Stanley Advisor Closed End Funds
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

‘‘cookies.’’ ‘‘Cookies’’ recognize your computer each time your return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.   When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A.   Information We Disclose to Our Affiliated Companies.     We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B.   Information We Disclose to Third Parties.     We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.   How Do We Protect the Security and Confidentiality of Personal Information We Collect
About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers
Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

Kevin Klingert
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser
Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.

© 2008 Morgan Stanley

IMSSAN IU08-03252P-Y04/08	MORGAN STANLEY FUNDS
Morgan Stanley Insured Municipal Securities Semiannual Report April 30, 2008

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31, 2005.

Item 9. Closed-End Fund Repurchases

REGISTRANT PURCHASE OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
November 1, – November 30, 2007	10,200	13.7329	N/A	N/A
December 1, – December 31, 2007	11,540	13.8361	N/A	N/A
January 1, – January 31, 2008	13,402	14.1670	N/A	N/A
February 1 – February 29, 2008	2,762	14.1695	N/A	N/A
March 1 – March 31, 2008			N/A	N/A
April 1, – April 30, 2008			N/A	N/A
Total	37,904	13.9764	N/A	N/A

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Trust’s/Fund’s principal executive officer and principal financial officer have concluded that the Trust’s/Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust/Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

2

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Securities
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer June 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer June 19, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer June 19, 2008

4

EXHIBIT 12 B1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-CSR of Morgan Stanley Insured Municipal Securities;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

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5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: June 19, 2008,

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

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EXHIBIT 12 B2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

CERTIFICATIONS

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-CSR of Morgan Stanley Insured Municipal Securities;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

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5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: June 19, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer

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SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Insured Municipal Securities

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended April 30, 2008 that is accompanied by this certification, the undersigned hereby certifies that:

1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: June 19, 2008	/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Insured Municipal Securities and will be retained by Morgan Stanley Insured Municipal Securities and furnished to the Securities and Exchange Commission or its staff upon request.

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SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Insured Municipal Securities

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended April 30, 2008 that is accompanied by this certification, the undersigned hereby certifies that:

1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: June 19, 2008	/s/ Francis Smith
Francis Smith Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Insured Municipal Securities and will be retained by Morgan Stanley Insured Municipal Securities and furnished to the Securities and Exchange Commission or its staff upon request.

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